Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents		$ 84,442	$ 559,733
Accounts receivable	[1]	280,280	450,437
Prepaid expenses	[2]	286,246	452,953
Inventories	[3]	102,499	211,225
Current assets		753,467	1,674,348
Equipment	[4]	21,005	89,721
Intangible assets	[5]	425,733	1,136,117
Total Assets		1,200,205	2,900,186
Current Liabilities
Accounts payable and accrued liabilities	[6]	314,239	302,089
Asset acquisition liability	[7]	0	100,000
Liabilities		314,239	402,089
SHAREHOLDERS' EQUITY
Share capital	[8]	20,783,372	18,340,491
Shares to be issued	[7]	211,167	973,333
Reserves	[8]	5,119,838	4,275,882
Deficit		(25,228,411)	(21,091,609)
Equity		885,966	2,498,097
Total Liabilities and Shareholders' Equity		$ 1,200,205	$ 2,900,186

[1]	Note 5.
[2]	Note 6.
[3]	Note 7.
[4]	Note 8.
[5]	Note 9.
[6]	Note 10.
[7]	Note 4.
[8]	Note 11.